OPERATING LEASE COMMITMENTS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Operating Lease Commitments Details Narrative
Net rent expense	$ 20,057	$ 54,408